Stock Based Compensation (Details Textual) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Director [Member]	Dec. 31, 2012 Incentive Stock Plan [Member]	Dec. 31, 2011 Incentive Stock Plan [Member]	Dec. 31, 2012 Outside Directors Stock Option Plan [Member]	Dec. 31, 2011 Outside Directors Stock Option Plan [Member]	Oct. 17, 2012 Outside Directors Stock Option Plan [Member]	Oct. 17, 2012 Outside Directors Stock Option Plan [Member] Prior To Amendment [Member]
Allocated Share-based Compensation Expense	$ 168,244			$ 48,270			$ 6,832
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options				119,974
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	123,828	544,847	474,872
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 9 months 18 days		1 year 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	172,580	1,945,085	888,318
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					2,000,000	1,000,000	125,000		1,000,000	500,000
Incentive Stock Options Exercise Price Terms					The exercise price of incentive stock options must be equal to the fair market value of such shares on the date of the grant or, in the case of incentive stock options granted to the holder of more than 10% of the Companys common stock, at least 110% of the fair market value of such shares on the date of the grant.
Incentive Stock Options Maximum Exercise Period Terms					The maximum exercise period for incentive stock options is ten years from the date of grant, or five years in the case of an individual who owns more than 10% of the Companys common stock.
Maximum Value Options For Determination Of Aggregate Fair Market Value					100,000
Share Based Compensation Arrangement By Share Based Payment Award Options Granted Fair Market Value							35,136	(20,000)
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Net Of Forfeitures	498,501	536,429	579,552				171,429
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.69	$ 1.90	$ 2.12				$ 0.35
Recognised Share Based Compensation Expense		410,326	427,040
Recognised Non Cash Compensation Expense		$ 35,640	$ 26,730